Related Party Disclosures (Narrative) (Details)		1 Months Ended	12 Months Ended
	Mar. 11, 2016 $ / shares	Nov. 30, 2017 $ / shares shares	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)
Statement [Line Items]
Salaries, benefits and directors fees | $			$ 1,692,551	$ 1,744,508	$ 1,803,314
Private Placement [Member]
Statement [Line Items]
Number of units issued in an equity offering	13,700,000
Equity Issuance, Price per Unit | $ / shares	$ 0.10
Private Placement [Member] | Mr. Donald Bubar [Member]
Statement [Line Items]
Number of units issued in an equity offering	1,000,000
Equity Issuance, Price per Unit | $ / shares	$ 0.10
November 2017 Private Placement [Member]
Statement [Line Items]
Number of units issued in an equity offering		4,800,000
Equity Issuance, Price per Unit | $ / shares		$ 0.12
Increase (decrease) in number of shares outstanding | shares		3,215,000
Equity issuance, price per share | $ / shares		$ 0.145
November 2017 Private Placement [Member] | Mr. Donald Bubar [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares		200,000
November 2017 Private Placement [Member] | Mark Wiseman [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares		55,000
November 2017 Private Placement [Member] | Patricia Mohr [Member]
Statement [Line Items]
Increase (decrease) in number of shares outstanding | shares		50,000
Capitalized to exploration and evaluation assets and PPE [Member]
Statement [Line Items]
Salaries, benefits and directors fees | $			$ 577,224	$ 571,471	$ 603,415